SCHEDULE OF INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At December 31, 2021	¥ 1,250,000
At December 31, 2022	1,006,000	¥ 1,250,000
Impairment losses recognized in profit or loss	0	0	¥ 0
Property plant and equipment at December 31, 2022	1,006,000	1,250,000
Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021
At December 31, 2022
Property plant and equipment at December 31, 2022
Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2021
At December 31, 2022
Property plant and equipment at December 31, 2022
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	1,090,000
At December 31, 2022	873,000	1,090,000
Property plant and equipment at December 31, 2022	873,000	1,090,000
Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	160,000
At December 31, 2022	133,000	160,000
Property plant and equipment at December 31, 2022	133,000	160,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	771,747,000	1,101,829,000
Additions	22,000	1,277,000
Transferred to investment property		(331,359,000)
Transferred to assets classified as held for sale	(770,424,000)
Disposals
At December 31, 2022	1,345,000	771,747,000	1,101,829,000
Property plant and equipment at December 31, 2022	1,345,000	771,747,000	1,101,829,000
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	18,271,000	349,630,000
Additions
Transferred to investment property		(331,359,000)
Transferred to assets classified as held for sale	(18,271,000)
Disposals
At December 31, 2022		18,271,000	349,630,000
Property plant and equipment at December 31, 2022		18,271,000	349,630,000
Gross carrying amount [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	746,042,000	746,042,000
Additions
Transferred to investment property
Transferred to assets classified as held for sale	(746,042,000)
Disposals
At December 31, 2022		746,042,000	746,042,000
Property plant and equipment at December 31, 2022		746,042,000	746,042,000
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	5,369,000	4,225,000
Additions		1,144,000
Transferred to investment property
Transferred to assets classified as held for sale	(4,225,000)
Disposals
At December 31, 2022	1,144,000	5,369,000	4,225,000
Property plant and equipment at December 31, 2022	1,144,000	5,369,000	4,225,000
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	2,065,000	1,932,000
Additions	22,000	133,000
Transferred to investment property
Transferred to assets classified as held for sale	(1,886,000)
Disposals
At December 31, 2022	201,000	2,065,000	1,932,000
Property plant and equipment at December 31, 2022	201,000	2,065,000	1,932,000
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	356,630,000	403,986,000
Transferred to assets classified as held for sale	(356,557,000)
At December 31, 2022	339,000	356,630,000	403,986,000
Depreciation charge	266,000	96,000
Transferred to investment property		(47,452,000)
Property plant and equipment at December 31, 2022	339,000	356,630,000	403,986,000
Accumulated Depreciation [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	1,845,000	49,297,000
Transferred to assets classified as held for sale	(1,845,000)
At December 31, 2022		1,845,000	49,297,000
Depreciation charge
Transferred to investment property		(47,452,000)
Property plant and equipment at December 31, 2022		1,845,000	49,297,000
Accumulated Depreciation [Member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	349,382,000	349,382,000
Transferred to assets classified as held for sale	(349,382,000)
At December 31, 2022		349,382,000	349,382,000
Depreciation charge
Transferred to investment property
Property plant and equipment at December 31, 2022		349,382,000	349,382,000
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	3,802,000	3,748,000
Transferred to assets classified as held for sale	(3,748,000)
At December 31, 2022	271,000	3,802,000	3,748,000
Depreciation charge	217,000	54,000
Transferred to investment property
Property plant and equipment at December 31, 2022	271,000	3,802,000	3,748,000
Accumulated Depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	1,601,000	1,559,000
Transferred to assets classified as held for sale	(1,582,000)
At December 31, 2022	68,000	1,601,000	1,559,000
Depreciation charge	49,000	42,000
Transferred to investment property
Property plant and equipment at December 31, 2022	68,000	1,601,000	1,559,000
Accumulated Impairments [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	413,867,000	697,774,000
Transferred to assets classified as held for sale	(413,867,000)
At December 31, 2022		413,867,000	697,774,000
Transferred to investment property		(283,907,000)
Impairment losses recognized in profit or loss
Property plant and equipment at December 31, 2022		413,867,000	697,774,000
Accumulated Impairments [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	16,426,000	300,333,000
Transferred to assets classified as held for sale	(16,426,000)
At December 31, 2022		16,426,000	300,333,000
Transferred to investment property		(283,907,000)
Impairment losses recognized in profit or loss
Property plant and equipment at December 31, 2022		16,426,000	300,333,000
Accumulated Impairments [Member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	396,660,000	396,660,000
Transferred to assets classified as held for sale	(396,660,000)
At December 31, 2022		396,660,000	396,660,000
Transferred to investment property
Impairment losses recognized in profit or loss
Property plant and equipment at December 31, 2022		396,660,000	396,660,000
Accumulated Impairments [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	477,000	477,000
Transferred to assets classified as held for sale	(477,000)
At December 31, 2022		477,000	477,000
Transferred to investment property
Impairment losses recognized in profit or loss
Property plant and equipment at December 31, 2022		477,000	477,000
Accumulated Impairments [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021	304,000	304,000
Transferred to assets classified as held for sale	(304,000)
At December 31, 2022		304,000	304,000
Transferred to investment property
Impairment losses recognized in profit or loss
Property plant and equipment at December 31, 2022		¥ 304,000	¥ 304,000